Financial instruments by category (Narrative) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial instruments by category [Abstract]
Cash on hand	$ 23,000	$ 21,000	$ 20,000
Financial liabilities, at fair value	$ 797,126,000	$ 453,956,000